Interest in Other Entities (Details) - Schedule of changes in carrying amount of equity-accounted investments $ in Thousands	9 Months Ended
Dec. 31, 2020 USD ($)
Schedule of changes in carrying amount of equity-accounted investments [Abstract]
Fair value as of March 24, 2020	$ 137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	38
Balance as of December 31, 2020	1,093
Classified to held for sale	(547)
Equity investment as of December 31, 2020	$ 546